Intangible Assets and Goodwill (Details) - Schedule of Goodwill by Reporting segment - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Balance at beginning	$ 22,062	$ 23,952	$ 25,760
Additions
Disposals			(253)
Impairments
Currency Translation Adjustments	(222)	(1,890)	(1,555)
Balance at ending	21,841	22,062	23,952
Bills & Payments [Member]
Goodwill [Line Items]
Balance at beginning	9,689	10,447	11,419
Additions
Disposals			(253)
Impairments
Currency Translation Adjustments	(98)	(758)	(719)
Balance at ending	9,592	9,689	10,447
Technology [Member]
Goodwill [Line Items]
Balance at beginning	12,373	13,505	14,341
Additions
Disposals
Impairments
Currency Translation Adjustments	(124)	(1,132)	(836)
Balance at ending	$ 12,249	$ 12,373	$ 13,505